CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (81,508)	$ (20,926)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	43,118	2,291
Depreciation	531	458
Change in fair value of warrant liability	4,927
Gain on forgiveness of notes payable	(4,394)
Changes in operating assets and liabilities
Accounts receivable	263	(135)
Unbilled receivable	(2)	649
Inventories	(299)	441
Prepaid expenses and other current assets	(8,082)	(144)
Other non-current assets	(148)	(163)
Accounts payable	244	(320)
Accrued liabilities	2,646	592
Deferred revenue	(27)	(143)
Deferred rent	1,004
Other non-current liabilities	(376)	518
Net cash used in operating activities	(42,103)	(16,882)
Cash flows from investing activities:
Purchases of property and equipment	(4,688)	(950)
Net cash used in investing activities	(4,688)	(950)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants		39,867
Proceeds from notes payable	2,000	2,394
Proceeds from exercise of stock options	26	124
Acquisition of common stock for tax withholding obligations	(284)
Purchase of non-controlling interest	(200)
Payment of obligations under capital leases	(89)	(84)
Proceeds from PIPE	220,000
Proceeds from Merger	25,359
Payments for transaction costs	(16,571)
Net cash provided by financing activities	230,241	42,301
Net increase in cash, cash equivalents	183,450	24,469
Cash, cash equivalents at beginning of period	33,664	9,195
Cash, cash equivalents at end of period	217,114	33,664
Supplemental disclosure of cash flow information:
Cash paid for interest	11	1
Cash paid for income taxes	2	1
Supplemental disclosure of non-cash financing and investing activities:
Issuance of common stock warrants		1,220
Purchases of property and equipment included in accounts payable at period-end	605	28
Purchase of property and equipment under capital leases		303
Vesting of founder shares subject to repurchase		$ 75
Leasehold improvements paid by lessor	988
Unpaid transaction costs	148
Assumption of warrant liabilities	$ 8,774